BORROWINGS AND OTHER FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
BORROWINGS
10. BORROWINGS AND OTHER FINANCING ARRANGEMENTS

a) Bank borrowings

The Company’s bank borrowings consist of the following:

	At December 31,
	2016	2017
Short-term	$-	$6,605,894
Long-term	28,835,700	32,513,900
	$28,835,700	$39,119,794

As of December 31, 2016, long-term borrowings of $28,835,700 was joint guaranteed by two subsidiaries of the Company.

As of December 31, 2017, short-term borrowings of $6,605,894 and long-term borrowings of $ 32,513,900 were joint guaranteed by the Company and its two subsidiaries. The short-term borrowings of $6,605,894 were also pledged by all the shares or ownership interests of the borrower, and project assets owned with carrying value equivalent to 130% of the principal.

i) Short-term

Interest rates are fixed for the short-term borrowings as of December 31, 2017. The weighted average interest rate of short term loans in the years ended December 31, 2017 was 6.0%. The borrowings are repayable within one year.

ii) Long-term

Interest rates are fixed for the above long-term bank loans. The weighted average interest rate of long-term borrowings was 6.58%, 6.80% and 5.80% in the years ended December 31, 2015, 2016 and 2017, respectively.

All the principals of the long-term bank loans should be repaid in 2020 as illustrated in the table below:

2018	$-
2019	-
2020	$32,513,900

b) Financings associated with failed sale-lease back transactions

In 2017, certain subsidiaries of the Company (“seller-lessee”) sold material of self-built solar projects (“leased assets”) with carrying amount of $ 33,753,639 to different domestic financial leasing companies (“buyer-lessors”) for cash consideration of $ 39,535,563 and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 10 years. These arrangements are guaranteed by other subsidiaries of the Company and also pledged by the shares and rights for the future power generation income of the seller-lessee. Pursuant to the terms of the agreements, seller-lessee is required to pay to the buyer-lessors lease payment over the lease period and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and build up by seller-lessee with expected useful life of 25 years, and are continuingly maintained by seller-lessee. Seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, seller-lessee will keep using the assets and has no plans to sell or early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost. The assets remain in the PPE and continue to be depreciated.

As of December 31, 2017, the Company recorded $ 38,575,716 under long-term borrowings and $ 1,638,904 as current portion which represents principal to be paid in the next year. The weighted average effective interest rate of the financing was 6.07% and interest costs incurred during the year ended December 31, 2017 were $ 836,959. These sale-leaseback financings were collateralized by material of solar projects.

c) Capital lease

In 2017, the Company leased module, inverter and other materials from different domestic financial leasing companies. Pursuant to the terms of the contract, the Company is required to pay to the finance lease companies lease payments and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. These arrangements are guaranteed by other subsidiaries of the Company and also pledged by the shares and rights for the future power generation income of the leases. The lease is classified as capital lease. As of December 31, 2017, the carrying amount of the material related to this capital lease contract is $ 32,994,934, and is included in PPE that is being depreciated over lives of 25 years and the payable related to this contract is $ 29,298,799.

As of December 31, 2017, the net value of the leased assets are:

As of December 31,
2017

Module, inverter and etc.	$32,994,934

As of December 31, 2017, future minimum payments required under the capital lease are:

USD

Year ended December 31,
2018	$2,149,749
2019	6,071,530
2020	6,510,005
2021	6,670,450
2022	6,670,450
2023 and later	10,782,597
Total minimum lease payments	38,854,781
Less: Amount representing interest	(9,555,982)
Present value of net minimum lease payments	29,298,799
Current portion	369,046
Non-current portion	$28,929,753

USD
Year ended December 31, 2017
Non-current portion for Capital lease	$28,929,753
Non-current portion for failed sale and lease back	$38,575,716
Total failed sale-lease back and capital lease liabilities	67,505,469

e) Interest expense

Interest expense incurred for the years ended December 31, 2017 was $ 4,045,277, of which $ 108,975 has been capitalized in the carrying value of PPE.